Fair Value (Fair Value By Level) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets:
Available for sale debt securities	$ 3,080,768,000	$ 3,378,923,000
Equity Securities	6,202,000	6,095,000
Marketable Securities	3,090,370,000	3,387,418,000
Estimate of Fair Value Measurement [Member] | Collateralized Mortgage Backed Securities [Member]
Assets:
Available for sale debt securities	3,029,954,000	3,285,548,000
Estimate of Fair Value Measurement [Member] | US States and Political Subdivisions Debt Securities [Member]
Assets:
Available for sale debt securities	50,814,000	93,375,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Equity Securities	6,202,000	6,095,000
Marketable Securities	6,202,000	6,095,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Marketable Securities	3,080,768,000	3,378,923,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Backed Securities [Member]
Assets:
Available for sale debt securities	3,029,954,000	3,285,548,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member]
Assets:
Available for sale debt securities	50,814,000	93,375,000
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member]
Assets:
Equity Securities	6,202,000	6,095,000
Marketable Securities	3,086,970,000	3,385,018,000
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Collateralized Mortgage Backed Securities [Member]
Assets:
Available for sale debt securities	3,029,954,000	3,285,548,000
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member] | US States and Political Subdivisions Debt Securities [Member]
Assets:
Available for sale debt securities	$ 50,814,000	$ 93,375,000